Average Annual Total Returns{- Fidelity® Commodity Strategy Fund} - 07.31 Fidelity Commodity Strategy Fund PRO-07 - Fidelity® Commodity Strategy Fund	Fidelity Commodity Strategy Fund-Default Return Before Taxes Past 1 year	Fidelity Commodity Strategy Fund-Default Return Before Taxes Since Inception		Fidelity Commodity Strategy Fund-Default After Taxes on Distributions Past 1 year	Fidelity Commodity Strategy Fund-Default After Taxes on Distributions Since Inception		Fidelity Commodity Strategy Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Commodity Strategy Fund-Default After Taxes on Distributions and Sales Since Inception		DJ010 Past 1 year	DJ010 Since Inception
Total	(3.84%)	(1.07%)	[1]	(3.84%)	(3.06%)	[1]	(2.27%)	(1.60%)	[1]	(3.12%)	(0.35%)	[1]

[1]	(a)From May 30, 2017